CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss for the year	$ (14,106,837)	$ (47,136,333)	$ (364,663,392)
Adjustments for:
SPAC transaction expenses	0	0	76,857,484
Share-based payments	2,121,036	17,818,907	265,558,785
Impairment of goodwill	0	9,020,813	0
Interest income	(536,157)	(2,342,071)	(567,190)
Amortization of intangibles	141,769	181,991	163,147
Unrealised foreign exchange loss/(gain)	152,945	201,314	(179,640)
Gain on disposal of property and equipment	0	(134)	0
Impairment of VAT receivable	574,270	1,749,527	4,617,911
Provision for witholding tax	4,173	3,434,062	0
Impairment of deposit	400,000	0	0
Provision for bad debt	0	478,558	0
Interest expense	10,397,885	6,434,657	211,979
Fair value gain on embedded derivative	(15,615,000)	(5,771,000)	0
Fair value loss on warrants	1,040,000	0	0
Loss/(gain) on remeasurement of deferred consideration	668,116	0	(156,047)
Depreciation of property and equipment and right-of-use assets	1,348,517	1,390,511	878,810
Tax paid on behalf of grantee on vesting of RSUs	(18,624)	(1,369,323)	0
Income tax expense	(263,493)	540,126	0
Other non-cash items	0	0	(37,931)
Operating loss before working capital changes	(13,691,400)	(15,368,395)	(17,316,084)
Changes in trade and other receivables	(920,213)	638,844	(3,294,857)
Changes in related party receivables	98,134	931,552	114,216
Changes in inventories	45,158	(61,224)	(51,044)
Changes in prepaid mining license	0	0	353
Changes in related party payable	(36,587)	(7,405)	132,048
Changes in trade and other payables	(1,087,858)	(2,025,180)	(6,564,427)
Net cash used in operating activities	(15,592,766)	(15,891,808)	(26,979,795)
Cash flows from investing activities
Interest received from bank	707,407	2,342,071	560,349
Patent costs incurred	(127,135)	(157,608)	(90,978)
Expenditure on property and equipment	(37,186)	(892,779)	(697,431)
Expenditure on other intangible assets	0	0	(291,410)
Investment in exploration and evaluation assets	(21,826,327)	(49,951,501)	(51,355,297)
Acquisition of subsidiaries, net of cash acquired	0	0	(8,073,000)
Payment of deferred consideration relating to acquisition	0	(4,000,000)	0
Net cash used in investing activities	(21,283,241)	(52,659,817)	(59,947,767)
Cash flows from financing activities
Proceeds from issue of shares to employees and contractors	0	76	0
Proceeds from exercise of stock options	0	0	110,504
Proceeds from exercise of warrants	1,150	0	878,025
Proceeds from issuance of convertible debentures	0	49,250,000	0
Drawings from senior secured bridge loan facility	19,742,077	0	0
Transaction costs on senior secured bridge loan facility	(2,748,627)	0	0
Interest paid	(2,014,132)	(1,796,105)	0
Net proceeds from share offering	13,949,998	0	0
Net proceeds from PIPE transaction	0	0	70,173,170
Proceeds from SPAC acquisition	0	0	3,104,056
Share issuance costs	0	0	(5,683,979)
Payment of lease liabilities	(874,244)	(534,055)	(338,171)
Stamp duty taxes paid on acquisition of shares	(416,370)	0	0
Proceeds from non-controlling interests	0	1,500,000	47,500,000
Net cash provided by financing activities	27,639,852	48,419,916	115,743,605
Net increase (decrease) in cash and cash equivalents	(9,236,155)	(20,131,709)	28,816,043
Cash and cash equivalents [abstract]
Effect of exchange rate changes on cash	96,463	24,024	40,374
Cash and cash equivalents at beginning of the year	29,283,942	49,391,627	20,535,210
Cash and cash equivalents at end of the year	$ 20,144,250	$ 29,283,942	$ 49,391,627